Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	Note	2020	2021	2021
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		5,101,693	1,615,953	253,578
Short-term investments		263,005	—	—
Prepayments and other assets		9,313	12,350	1,938
Amounts due from entities within the Group		20,666,711	16,285,294	2,555,519

Total current assets		26,040,722	17,913,597	2,811,035

Total non-current assets		—	—	—

Total assets		26,040,722	17,913,597	2,811,035

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes		4,752,061	—	—
Accrued expenses and other liabilities		89,905	70,823	11,114

Total current liabilities		4,841,966	70,823	11,114

Non-current liabilities
Convertible senior notes	14	11,926,715	12,652,172	1,985,402
Other non-current liabilities		15,383	3,003	471

Total non-current liabilities		11,942,098	12,655,175	1,985,873

Total liabilities		16,784,064	12,725,998	1,996,987

Commitments and contingencies	17
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 2,900,519,681 and 2,940,101,566 shares issued as of December 31, 2020 and 2021, respectively; 2,609,809,545 and 2,722,361,459 shares outstanding as of December 31, 2020 and 2021, respectively)	19	165	173	27
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 2,876,391,396 and 2,876,391,396 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	19	183	183	29
Additional paid-in capital		47,687,483	49,642,014	7,789,915
Accumulated deficit	20	(40,973,853)	(47,163,773)	(7,401,025)
Accumulated other comprehensive income	25	2,542,680	2,709,002	425,102

Total shareholders’ equity		9,256,658	5,187,599	814,048

Total liabilities and shareholders’ equity		26,040,722	17,913,597	2,811,035

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(14,946)	(36,408)	(26,658)	(4,183)

Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(9,593,221)	(7,320,787)	(5,807,189)	(911,275)
Interest income	133,930	24,343	19,026	2,986
Interest expenses	(603,449)	(642,718)	(889,263)	(139,545)
Foreign exchange (loss)/gain, net	(118,439)	913,974	496,669	77,938
Other (expense)/income, net	(127,204)	23,235	37,831	5,936

Net loss	(10,323,329)	(7,038,361)	(6,169,584)	(968,143)

Accretion of redeemable noncontrolling interests	(1,542)	(7,087)	(20,336)	(3,191)

Net loss attributable to ordinary shareholders	(10,324,871)	(7,045,448)	(6,189,920)	(971,334)

Other comprehensive income/(loss):
Foreign currency translation adjustments	227,048	436,068	169,141	26,541
Unrealized losses on available-for-sale debt securities	(276)	(106)	(2,819)	(442)

Total other comprehensive income, net of tax	226,772	435,962	166,322	26,099

Comprehensive loss	(10,096,557)	(6,602,399)	(6,003,262)	(942,044)

Condensed Statements of Cash Flows

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash used for operating activities	(56,250)	(281,636)	(360,187)	(56,521)
Net cash (used for)/provided by investing activities	(7,334,993)	(7,189,640)	483,685	75,901
Net cash provided by/(used for) financing activities	7,489,321	9,804,491	(3,441,602)	(540,062)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	95,695	(6,203)	(167,636)	(26,307)

Net increase/(decrease) in cash, cash equivalents and restricted cash	193,773	2,327,012	(3,485,740)	(546,989)
Cash, cash equivalents and restricted cash at the beginning of the year	2,580,908	2,774,681	5,101,693	800,567
Cash, cash equivalents and restricted cash at the end of the year	2,774,681	5,101,693	1,615,953	253,578

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries losses are reported as “Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries, VIEs and VIEs’ subsidiaries cumulative losses was reduced to nil as of December 31, 2020 and 2021, respectively and the carrying amount of “Amounts due from entities within the Group” was further adjusted as the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.